Warrants and Options (Details) (USD $)	57 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Jun. 30, 2012 Warrant [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] Original [Member]	Jun. 30, 2012 Warrant [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 (C) [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] December 27, 2011 [Member]
Summary of warrants issued to private placement stockholders and consultants
Number of Options/Warrants, Granted			8,284,997							4,766,666			1,409,999			1,875,001			100,000	83,333			50,000
Number of Warrants Exchanged										4,650,000			963,333			1,833,333				83,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		754,998	8,284,997							116,666			446,666			41,668			100,000				50,000
Exercise Price	$ 0.20		$ 0.61			$ 0.10	$ 0.61	$ 0.10	$ 0.10	$ 0.60	$ 0.60	$ 0.10	$ 0.60	$ 0.60	$ 0.10	$ 0.60	$ 0.60	$ 0.10	$ 1.00	$ 0.60	$ 0.60	$ 0.10	$ 1.00
Expiration Term in Years										2 years 8 months 1 day			2 years 11 months 1 day			3 years			2 years	3 years			2 years